Finance Income - Summary of Finance Income and Interest Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Income
Cash and cash equivalents	₩ 51,872	₩ 12,692	₩ 9,419
Financial assets at fair value through profit or loss	58,540	18,415	19,114
Financial assets at amortized cost	1,308	797	612
Loans	33,545	25,196	26,232
Short-term financial instruments	15,827	7,531	25,540
Long-term financial instruments	14,371	12,470	10,406
Other financial assets	637	230	228
Trade and other receivables	164,653	144,543	151,035
Total Interest Income	340,753	221,874	242,586
Dividend income	28,875	10,522	7,316
Gains on disposal of financial assets	11,199	7,718	11,992
Gains on valuation of financial assets at fair value through profit or loss	7,099	14,338	12,904
Gains on valuation of derivatives	595,256	860,011	57,563
Gains on transaction of derivatives	429,847	124,900	146,448
Gains on foreign currency translation	389,361	146,349	1,005,961
Gains on foreign currency transactions	29,997	15,618	24,009
Other financial income	925	1,284	1,470
Total Finance Income	₩ 1,833,312	₩ 1,402,614	₩ 1,510,249